BORROWED FUNDS	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
BORROWED FUNDS
NOTE H - BORROWED FUNDS

Borrowed funds consisted of the following:

	December 31,
	2013	2012

Reverse Repurchase Agreement	$5,000,000	$5,000,000
FHLB advances	47,000,000	31,770,773
	$52,000,000	$36,770,773

Advances from the FHLB have maturity dates ranging from January 2014 through June, 2019. Interest is payable monthly at rates ranging from 0.13% to 2.22%. Advances due to the FHLB are collateralized by a blanket lien on first mortgage loans in the amount of the outstanding borrowings, FHLB capital stock, and amounts on deposit with the FHLB. At December 31, 2013, FHLB advances available and unused totaled $134,844,839.

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2013, were as follows:

Year	Amount

2014	$41,000,000
2015	3,000,000
2016	-
2017	-
2018	-
2019	3,000,000
$47,000,000

Reverse Repurchase Agreements consist of one $5,000,000 agreement. The agreement is secured by securities with a fair value of $6,530,592 at December 31, 2013 and $6,421,762 at December 31, 2012. The maturity date of the remaining agreement is September 26, 2017 with a rate of 3.81%.